October 31, 2000

Annual Report

Institutional Money Market Fund

Federal Money Market Fund

Victory Funds
LOGO(R)

                              Table of Contents

Shareholder Letter                                     2

Financial Statements

Schedules of Investments                               3

Statements of Assets and Liabilities                   7

Statements of Operations                               8

Statements of Changes in Net Assets                    9

Financial Highlights                                  10

Notes to Financial Statements                         13

Report of Independent Accountants                     16

The Victory Portfolios

Key Asset Management Inc. (KAM), a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. KAM receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Key Asset Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

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Letter to our Shareholders

On behalf of Victory Funds, thank you for your continued support and confidence in using Victory Funds to help meet your investment goals! We strive on a daily basis to make sure you have the appropriate information you need to remain confident in your choice to invest in Victory Funds. To that end, I am pleased to present the Victory Institutional Money Market and Federal Money Market Funds Annual Report for the period ending October 31, 2000. I hope you find this report useful, easy to read, and a valuable tool.

The past year has been an exciting time for Victory Funds. Through the combination of a new sales and marketing literature system, a new and improved Internet presence, and the support of the many financial intermediaries offering Victory Funds, we are now over 30 mutual funds strong with more than $20 billion in assets under management.

Two of Victory Funds' core beliefs are guidance and education. We recognize it can be a complex decision to invest in securities through mutual funds, particularly when your hard-earned savings to fund a child's education, a new home, or a comfortable retirement is on the line. That's why I feel it is important for our shareholders to know "What Makes Victory Funds Different?" I am confident that after you review the following points you will be reassured of your investment in Victory Funds and in a better position to share the Victory story with your family, friends, and business associates. So, "What Makes Victory Funds Different?"

Truth in Labeling. Dependability is the essence of Victory Funds. When you entrust your money to a Victory Fund, you can rest assured that the portfolio managers of the Funds are known for adhering to the fund's stated management style and investment objective.

Discipline. A highly rigorous and disciplined investment process, refined over decades by the wisdom of experienced money managers, guides the selection of securities for Victory Funds. Key Asset Management, Inc., an established firm with a 100-year heritage, meticulously implements this proven process.

Teamwork. A knowledgeable team of investment professionals supports Victory Fund portfolio managers, who have an average of 17 years of experience.

Guidance. Victory strives to make sure you have the information you need to make the best investment decisions. The guidance available through investment professionals, "www.victoryfunds.com," our educational materials, and Victory Funds Service Center (1-800-539-FUND) all come together for one purpose -- our shareholders.

Performance. The ultimate measure of your investment success is performance. At Victory Funds, our long-term perspective leads us to pursue the optimal return with a reasonable level of risk. We are committed to achieving consistent, rewarding results over time.

Again, thank you for choosing the Victory Funds to help you realize your financial goals and, as always, we welcome your comments on this report.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

                           As of October 31, 2000

                           INSTITUTIONAL     FEDERAL
                           MONEY MARKET      MONEY MARKET

                           INVESTOR SELECT   INVESTOR SELECT
                           CLASS    CLASS    CLASS    CLASS

Seven-Day Yield            6.39%    5.80%    6.29%    6.05%
Seven-Day Effective Yield  6.60%    5.96%    6.49%    6.23%
One Year Total Return      6.16%    5.88%    5.95%    5.69%

                           Maturity Schedule
                           As of October 31, 2000

Days to Maturity           INSTITUTIONAL     FEDERAL
                           MONEY MARKET      MONEY MARKET

  Less than 30 Days        62.6%             65.6%
  31 to 60 Days            16.8%              6.2%
  61 to 90 Days             2.1%              3.6%
  Greater than 90 Days     18.5%             24.6%

Past performance is not predictive of future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other Government Agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fund holdings are subject to change.

The total return figures set forth above may reflect the waiver of a portion of certain fees for various periods since the Fund's inception date. In such instances and without such waiver of fees, the total returns would have been lower. Fee waivers are voluntary and may be modified or terminated at any time.

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THE VICTORY PORTFOLIOS                                 Schedules of Investments
Institutional Money Market Fund                                October 31, 2000

(Amounts in Thousands)

                                         Principal   Amortized
Security Description                        Amount        Cost

Bankers Acceptances (1.5%)

Toronto Dominion, 6.50%, 11/1/00........  $ 20,000  $   20,000
Toronto Dominion, 6.51%, 1/31/01........    30,000      29,512
Toronto Dominion, 6.50%, 2/20/01........    12,500      12,249
Total Bankers Acceptances (Amortized Cost $61,761)      61,761

Certificates of Deposit (18.4%)

ABN-AMRO North American Bank,
  6.72%, 3/2/01.........................    30,000      29,999
Bank of America, 7.34%, 5/15/01.........    40,000      40,000
Bank One NA Illinois, 7.15%, 6/15/01....    25,000      24,997
Bayerische Landesbank New York,
  6.60%, 3/7/01.........................    30,000      29,996
Bayerische Landesbank New York,
  6.35%, 3/26/01........................     6,600       6,593
Bayerische Landesbank New York,
  6.06%, 6/18/01........................     6,000       5,968
Canadian Imperial Bank of Commerce,
  7.01%, 11/22/00.......................    30,000      30,000
Canadian Imperial Bank of Commerce,
  6.52%, 11/27/00.......................    50,000      50,000
Canadian Imperial Bank of Commerce,
  7.06%, 12/27/00.......................    10,000      10,000
Canadian Imperial Bank of Commerce,
  6.87%, 8/16/01........................    30,000      29,993
Deutsche Bank, 6.51%, 1/31/01...........    25,000      24,997
Deutsche Bank, 6.76%, 2/14/01...........    10,000      10,001
Deutsche Bank, 6.78%, 9/11/01...........    40,000      39,992
Dresdner Bank, 7.18%, 6/7/01............    20,000      19,999
National City Bank, 6.98%, 8/2/01.......    35,000      34,990
National Westminster Bank,
  6.93%, 4/27/01........................    50,000      49,993
Rabobank, 7.01%, 11/20/00...............    10,000      10,001
Rabobank, 6.83%, 12/22/00...............    40,000      40,005
Rabobank, 6.68%, 2/12/01................    30,000      29,997
Rabobank, 6.62%, 2/16/01................    20,000      19,997
Royal Bank of Canada,
  6.55%, 12/20/00.......................   100,000     100,002
Societe Generale, 6.85%, 12/21/00.......    10,000      10,000
Societe Generale, 6.75%, 12/29/00.......    25,000      25,000
Toronto Dominion, 6.69%, 12/27/00.......    50,000      50,000
UBS Finance, 6.22%, 12/11/00............    30,000      29,989
Wachovia Bank, 6.59%, 11/15/00..........    15,000      15,000

Total Certificates of Deposit
(Amortized Cost $767,509)                              767,509

Commercial Paper (55.8%)

ABB Treasury Center USA,
  6.49%, 12/12/00.......................    50,000      49,630
Asset Securitization Capital Corp.,
  6.50%, 11/2/00 (b)....................    25,000      24,995
Asset Securitization Capital Corp.,
  6.50%, 11/7/00 (b)....................    30,000      29,968
Asset Securitization Capital Corp.,
  6.49%, 11/15/00 (b)...................    15,000      14,962

                                         Principal   Amortized
Security Description                        Amount        Cost

Asset Securitization Capital Corp.,
  6.48%, 12/6/00 (b)....................  $ 75,000  $   74,527
Baker Hughes, Inc.,
  6.65%, 11/1/00 (b)....................   125,000     125,000
Bellsouth Telecom,
  6.48%,11/15/00........................    50,000      49,874
Brown Forman Corp.,
  6.50%, 11/20/00 (b)...................    20,000      19,931
Brown Forman Corp.,
  6.50%, 11/16/00 (b)...................    10,000       9,973
Brown Forman Corp.,
  6.50%, 11/17/00 (b)...................    20,000      19,942
Canadian Wheat Board,
  6.43%, 3/19/01........................    30,000      29,261
Chevron,
  6.66%, 11/15/00.......................    10,000       9,974
Corporate Asset Funding Co.,
  6.49%, 11/28/00 (b)...................    50,000      49,757
Corporate Asset Funding Co.,
  6.49%, 12/5/00 (b)....................    20,000      19,877
CXC, Inc.,
  6.50%, 11/15/00 (b)...................    50,000      49,873
CXC, Inc.,
  6.50%, 11/27/00 (b)...................    50,000      49,765
CXC, Inc.,
  6.49%, 12/5/00 (b)....................    50,000      49,694
Delaware Funding Corp.,
  6.50%, 11/17/00 (b)...................    24,564      24,493
Delaware Funding Corp.,
  6.50%, 11/28/00 (b)...................    75,000      74,634
Diageo Capital PLC,
  6.56%, 1/16/01 (b)....................    25,000      24,654
Edison Asset Securitization,
  6.50%, 11/1/00 (b)....................    50,000      50,000
Fleet Funding Corp.,
  6.50%, 11/10/00 (b)...................    57,917      57,823
Fuji Photo Finance,
  6.62%, 1/25/01........................    15,000      14,766
General Motors Acceptance Corp.,
  6.65%, 11/2/00........................    99,976      99,958
Gillette Finance,
  6.62%, 11/1/00........................   100,000     100,000
Household Finance,
  6.66%, 11/1/00........................   100,000      99,999
Iowa Student Loan Liquidity,
  6.50%, 11/21/00,
  LOC Bank of America...................    19,781      19,710
JP Morgan & Co.,
  6.48%, 11/6/00........................   100,000      99,910
JP Morgan & Co.,
  6.56%, 2/5/01.........................    16,750      16,457
Marsh & McLennan Co., Inc.,
  6.65%, 11/1/00........................    15,000      15,000
Marsh USA, Inc.,
  6.50%, 2/13/01........................    50,000      49,061
Matson Navigation,
  6.50%, 11/7/00........................    10,000       9,989

                     See notes to financial statements.

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THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Institutional Money Market Fund                                October 31, 2000

(Amounts in Thousands)

                                         Principal   Amortized
Security Description                        Amount        Cost

McGraw Hill,
  6.47%, 12/4/00........................  $ 80,000  $   79,526
McGraw Hill,
  6.47%, 12/6/00........................     8,876       8,820
Moriarty Ltd.,
  6.50%, 12/8/00 (b)....................    50,000      49,666
Pitney Bowes Credit,
  6.49%, 11/6/00........................    50,000      49,955
Redwood Receivables Corp.,
  6.50%, 11/2/00 (b)....................   100,000      99,982
Salomon Smith Barney, Inc.,
  6.50%, 11/3/00........................    75,000      74,973
SBC Communications, Inc.,
  6.48%, 11/2/00........................    39,000      38,993
SBC Communications, Inc.,
  6.47%, 11/14/00.......................    30,000      29,930
SBC Communications, Inc.,
  6.72%, 11/27/00.......................    15,000      14,927
SBC Communications, Inc.,
  6.49%, 11/28/00.......................    44,000      43,786
SBC Communications, Inc.,
  6.50%, 2/8/01.........................    50,000      49,106
Sheffield Receivables,
  6.51%, 11/1/00 (b)....................   100,000     100,001
Sony Capital Corp.,
  6.49%, 11/2/00 (b)....................    34,000      33,994
UBS Finance,
  6.65%, 11/1/00........................   100,000     100,000
Unilever Capital Corp.,
  6.49%, 11/27/00.......................    25,000      24,883
Verizon Global Funding Corp.,
  6.48%, 11/14/00.......................    50,000      49,883
Verizon Global Funding Corp.,
  6.50%, 11/15/00.......................    49,890      49,764

Total Commercial Paper
(Amortized Cost $2,331,646)                          2,331,646

Corporate Bonds (15.3%)

American Express Credit Corp.,
  6.75%, 6/1/01.........................     5,000       5,000
Associates Corp. of North America,
  6.78%*, 11/27/00**....................    15,000      15,011
AT&T Capital Corp.,
  6.88%, 1/16/01,.......................     7,000       7,002
AT&T Capital Corp.,
  6.97%*, 1/9/01**, MTN.................     8,500       8,506
Beneficial Corp.,
  6.84%*, 11/20/00**, MTN...............    25,000      25,012
Beneficial Corp.,
  6.27%*, 7/9/01**, MTN.................     7,440       7,397
Beneficial Corp.,
  6.83%*, 11/15/00**, MTN...............    17,500      17,521
Capital One Funding Corp.,
  6.65%*, 11/2/00**,
  LOC Bank One..........................    18,381      18,381

                                         Principal   Amortized
Security Description                        Amount        Cost

Capital One Funding Corp.,
  6.65%*, 11/2/00**,
  LOC Bank One..........................  $  5,200  $    5,200
Capital One Funding Corp.,
  6.65%*, 11/2/00**,
  LOC Bank One (c)......................     4,722       4,722
Capital One Funding Corp.,
  6.65%*, 11/2/00**,
  LOC Bank One (c)......................    17,700      17,700
Capital One Funding Corp.,
  6.65%*, 11/2/00**,
  LOC Bank One (c)......................    20,437      20,437
Ford Motor Credit Co.,
  6.25%, 11/8/00........................    13,000      13,000
Ford Motor Credit Co.,
  5.77%, 2/12/01, MTN...................     5,000       4,983
Ford Motor Credit Co.,
  6.00%, 2/27/01, MTN...................     7,000       6,984
Ford Motor Credit Co.,
  6.78%*, 11/27/00**....................    30,000      30,021
General Electric Capital Corp.,
  5.52%, 1/16/01, MTN...................     3,500       3,492
General Electric Capital Corp.,
  7.38%, 5/23/01, MTN...................     5,000       5,007
General Motors Acceptance Corp.,
  6.99%*, 11/20/00, MTN.................    10,000      10,001
General Motors Acceptance Corp.,
  6.98%*, 11/27/00, MTN.................    20,000      20,001
Goldman Sachs Group LP,
  6.81%*, 12/22/00**, (c)...............    17,000      17,004
Goldman Sachs Group LP,
  6.94%*, 1/25/01** (c).................     7,500       7,503
Goldman Sachs Group LP,
  6.20%, 2/15/01 (c)....................    21,205      21,160
Goldman Sachs Group, Inc.,
  6.80%*, 12/6/00**, MTN................    31,485      31,508
Goldman Sachs Group, Inc.,
  6.76%*, 12/14/00**, MTN...............    30,000      30,023
Goldman Sachs Group, Inc.,
  6.83%*, 11/20/00**, MTN...............    20,000      20,026
Household Finance,
  6.45%, 3/15/01........................     7,000       6,984
IBM Credit Corp.,
  6.21%, 12/11/00, MTN..................    10,000       9,999
IBM Credit Corp.,
  5.05%, 1/22/01, MTN...................    10,000       9,959
J.P. Morgan & Co.,
  6.61%*, 11/16/00**, MTN,
  LOC National Bank of Detroit..........    40,000      40,000
Jim M. & Melinda A. Schwerkoske Project,
  Lucas County, Ohio,
  6.76%*, 11/2/00**,
  LOC Mid American National Bank........    10,100      10,100
John Deere Capital Corp.,
  6.76%*, 1/25/01**, MTN................    10,000       9,999
Lexington Financial Services,
  6.65%*, 11/1/00**,
  LOC LaSalle National Bank.............     5,295       5,295

                     See notes to financial statements.

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THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Institutional Money Market Fund                                October 31, 2000

(Amounts in Thousands)

                                         Principal   Amortized
Security Description                        Amount        Cost

Morgan Stanley Dean Witter,
  6.77%*, 11/1/00**.....................  $ 50,000  $   50,001
Morgan Stanley Dean Witter,
  6.76%*, 12/15/00**,
  LOC National City Bank, MTN...........    13,000      13,000
Morgan Stanley Dean Witter,
  6.77%*, 11/1/00**, MTN................    50,000      50,000
Pomeroy Investments,
  6.69%*, 11/2/00**,
  LOC First Star........................     3,250       3,250
Presrite Corp.,
  6.70%*, 11/2/00**,
  LOC National City Bank................     3,750       3,750
SeaRiver Maritime, Inc.,
  6.60%*, 11/1/00**,
  LOC Exxon Mobil Corp..................    30,700      30,700
Texas Disposal Systems,
  6.67%*, 12/1/00**.....................     7,000       7,000
Transamerica Financial Corp.,
  6.77%*, 12/4/00**, MTN................    15,000      15,000

Total Corporate Bonds (Amortized Cost $637,639)        637,639

Municipal Bonds (0.5%)

Arkansas (0.3%):
Union County Industrial
  Development Revenue,
  Del-Tin Fiber Project,
  6.65%*, 11/1/00**,
  LOC Bank One Chicago..................    12,000      12,000

Mississippi (0.2%):
Mississippi Business Finance Corp.,
  6.67%*, 12/8/00**,
  Guaranteed by BPAMOCO.................    10,000      10,000

Total Municipal Bonds (Amortized Cost $22,000)          22,000

Repurchase Agreement (5.9%)

Paine Webber,
  6.60%, 11/1/00,
  (Collateralized by $48,790 various
  U.S. Government Securities,
  0.00%, 5/15/01-7/16/01,
  market value $46,965).................    46,044      46,044
Salomon Brothers, Inc.,
  6.62%, 11/1/00,
  (Collateralized by $199,130 various
  U.S. Government Securities,
  0.00%-8.00%, 4/6/01-7/1/30,
  market value $204,000)................   200,000     200,000

Total Repurchase Agreement
(Amortized Cost $246,044)                              246,044

                                         Principal   Amortized
Security Description                        Amount        Cost

Time Deposit (1.8%)

PNC Nassau, 6.56%, 11/1/00..............  $ 75,000  $   75,000

Total Time Deposit (Amortized Cost $75,000)             75,000

U.S. Government Agencies (2.7%)

Federal Home Loan Bank (0.7%):
5.97%, 12/1/00..........................    15,000      14,997
5.13%, 4/17/01..........................    15,000      14,884
                                                        29,881

Federal National Mortgage Assoc. (0.2%):
6.65%, 9/17/00, MTN.....................    10,000       9,919

Student Loan Marketing Assoc. (1.8%):
6.80%*, 11/7/00**, MTN..................    35,000      34,980
6.82%*, 11/7/00**, MTN..................    40,000      39,993
                                                        74,973

Total U.S. Government Agencies
(Amortized Cost $114,773)                              114,773

Total Investments
(Amortized Cost $4,256,372) (a) -- 101.9%            4,256,372

Liabilities in excess of other assets -- (1.9)%       (77,517)

TOTAL NET ASSETS -- 100.0%                          $4,178,855

(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

(c) 144a security which is restricted as to resale to institutional investors only.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

LOC -- Letter of Credit

MTN -- Medium Term Note

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Federal Money Market Fund                                      October 31, 2000

(Amounts in Thousands)

                                         Principal   Amortized
Security Description                        Amount        Cost

U.S. Government Agencies (59.3%)

Federal Farm Credit Bank (16.6%):
6.55%, 11/1/00..........................  $ 50,000  $   50,000
6.47%, 12/1/00..........................    75,000      75,000
6.50%, 2/1/01...........................    90,000      90,000
                                                       215,000

Federal Home Loan Bank (15.3%):
6.05%, 11/3/00..........................    25,000      25,000
6.09%, 11/3/00..........................    28,000      27,999
6.25%, 11/17/00.........................    10,000      10,000
6.60%, 2/2/01...........................    16,900      16,900
6.39%, 2/7/01...........................    25,000      24,966
5.13%, 4/17/01..........................    26,875      26,704
6.98%, 5/25/01..........................    10,000      10,000
7.00%, 6/6/01...........................     3,000       3,007
7.20%, 6/7/01...........................    10,000      10,012
7.00%, 6/14/01..........................     3,000       3,008
5.94%, 7/2/01...........................    25,750      25,648
7.00%, 8/7/01...........................    10,000      10,000
7.13%, 11/15/01.........................     5,000       5,032
                                                       198,276

Federal Home Loan
  Mortgage Corp. (11.0%):
6.57%, 11/1/00..........................    47,000      47,000
6.40%, 11/9/00..........................    45,000      44,936
6.39%, 1/4/01...........................    25,000      24,716
6.35%, 1/5/01...........................    25,000      24,980
                                                       141,632

Federal National Mortgage
  Association (9.3%):
5.13%, 11/30/00.........................     2,500       2,497
8.25%, 12/18/00.........................     7,535       7,548
6.52%, 3/16/01..........................    40,000      39,991
6.55%, 3/20/01..........................    20,000      19,999
5.31%, 4/24/01..........................     4,045       4,017
7.00%, 5/17/01..........................     3,000       3,007
6.00%, 6/19/01..........................     8,750       8,703
6.87%, 6/28/01..........................     3,000       3,006
6.84%, 7/18/01..........................    25,000      24,996
6.87%, 10/2/01..........................     6,500       6,500
                                                       120,264

Student Loan Marketing Assoc. (6.6%):
6.79%*, 11/7/00**.......................    25,000      24,986
6.93%*, 11/7/00**.......................    50,000      50,000
6.96%*, 11/7/00**.......................     9,750       9,750
                                                        84,736

Tennessee Valley Authority (0.5%):
6.00%, 11/1/00..........................     3,050       3,050
6.50%, 8/20/01..........................     3,100       3,092
                                                         6,142

Total U.S. Government Agencies
(Amortized Cost $766,050)                              766,050

                                         Principal   Amortized
Security Description                        Amount        Cost

Repurchase Agreement (47.5%)

Bear Stearns & Co., Inc.,
  6.61%, 11/1/00,
  (Collateralized by $310,679 various
  U.S. Government Securities,
  0.00%-10.00%,
  9/1/13-10/15/30,
  market value $310,561)................  $300,000  $  300,000

Warburg Dillon Read,
  6.61%, 11/1/00,
  (Collateralized by $273,134 various
  U.S. Government Securities,
  8.75%-10.75%,
  2/15/03-2/15/19,
  market value $319,806)................   313,531     313,531

Total Repurchase Agreement
(Amortized Cost $613,531)                              613,531

Total Investments
(Amortized Cost $1,379,581) (a) -- 106.8%            1,379,581

Liabilities in excess of other assets -- (6.8)%       (87,380)

TOTAL NET ASSETS -- 100.0%                          $1,292,201

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at October 31, 2000. The date reflects the next rate change date.

** Put and demand features exist allowing the Fund to require the repurchase of the investment within variable time periods less than one year.

                      See notes to financial statements.

                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                         October 31, 2000

(Amounts in Thousands, Except Per Share Amounts)

                                                Institutional          Federal
                                                 Money Market     Money Market
                                                         Fund             Fund
ASSETS:
Investments, at amortized cost                     $4,010,328       $  766,050
Repurchase agreements, at amortized cost              246,044          613,531

     Total                                          4,256,372        1,379,581

Interest receivable                                    28,017            9,733
Receivable for capital shares issued                        2               11
Prepaid expenses and other assets                         218               20

         Total Assets                               4,284,609        1,389,345

LIABILITIES:
Dividends payable                                      21,879            6,728
Payable to brokers for investments purchased           82,069           90,000
Accrued expenses and other payables:
     Investment advisory fees                             704              230
     Administration fees                                   41               13
     Custodian fees                                        69               25
     Accounting fees                                        2                2
     Transfer agent fees                                   66               20
     Shareholder service fees -- Select Shares            795               73
     Other                                                129               53

         Total Liabilities                            105,754           97,144

NET ASSETS:
Capital                                             4,178,715        1,292,251
Undistributed net investment income                       154               14
Accumulated net realized losses from
  investment transactions                                 (14)             (64)

         Net Assets                                $4,178,855       $1,292,201

Net Assets
     Investor Shares                               $1,313,929         $865,366
     Select Shares                                  2,864,926          426,835

         Total                                     $4,178,855       $1,292,201

Outstanding units of beneficial
  interest (shares)
     Investor Shares                                1,313,920          865,398
     Select Shares                                  2,864,930          426,851

         Total                                      4,178,850        1,292,249

Net asset value
     Offering and redemption price
       per share -- Investor Shares                $     1.00       $     1.00

     Offering and redemption price
       per share -- Select Shares                  $     1.00       $     1.00

                      See notes to financial statements.

                                                       Statements of Operations
THE VICTORY PORTFOLIOS                      For the Year Ended October 31, 2000

(Amounts in Thousands)

                                                Institutional          Federal
                                                 Money Market     Money Market
                                                         Fund             Fund

Investment Income:
Interest income                                      $240,021          $74,382

     Total Income                                     240,021           74,382

Expenses:
Investment advisory fees                                7,775            3,043
Administration fees                                     4,007            1,427
Shareholder service fees--Select Shares                 5,726              960
Custodian fees                                            740              256
Accounting fees                                           146              125
Legal and audit fees                                      314              106
Trustees' fees and expenses                                80               25
Transfer agent fees                                       663               50
Registration and filing fees                              224               80
Printing fees                                             145               57
Other                                                      45               41

     Total Expenses                                    19,865            6,170

Expenses voluntarily reduced                           (2,524)          (1,549)

     Net Expenses                                      17,341            4,621

Net Investment Income                                 222,680           69,761

Change in net assets resulting from operations       $222,680          $69,761

                     See notes to financial statements.


THE VICTORY PORTFOLIOS     Statements of Changes in Net Assets
(Amounts in Thousands)


                                                       Institutional Money Market Fund           Federal Money Market Fund

                                                       Year Ended           Year Ended           Year Ended           Year Ended
                                                       October 31,          October 31,          October 31,          October 31,
                                                       2000                 1999                 2000                 1999
From Investment Activities:
Operations:
     Net investment income                             $    222,680         $   102,489          $    69,761          $    47,494
     Net realized gains/(losses) from
       investment transactions                                   --                 (14)                  --                  (64)

Change in net assets resulting from operations              222,680             102,475               69,761               47,430

Distributions to Shareholders:
     From net investment income
         Investor Shares                                    (89,857)            (64,880)             (48,229)             (35,599)
         Select Shares                                     (132,829)            (37,609)             (21,532)             (11,895)

Change in net assets from distributions
  to shareholders                                          (222,686)           (102,489)             (69,761)             (47,494)

Capital Transactions:
     Proceeds from shares issued                         21,497,913           9,707,193            5,394,772            4,573,820
     Dividends reinvested                                   147,067              55,255               62,512               42,935
     Cost of shares redeemed                            (19,895,701)         (8,973,406)          (5,282,763)          (4,415,124)

Change in net assets from capital transactions            1,749,279             789,042              174,521              201,631

Change in net assets                                      1,749,273             789,028              174,521              201,567

Net Assets:
     Beginning of period                                  2,429,582           1,640,554            1,117,680              916,113

     End of period                                     $  4,178,855         $ 2,429,582          $ 1,292,201          $ 1,117,680

Share Transactions:
     Issued                                              21,497,913           9,707,193            5,394,772            4,573,820
     Reinvested                                             147,067              55,255               62,512               42,935
     Redeemed                                           (19,895,701)         (8,973,406)          (5,282,763)          (4,415,124)

Change in shares                                          1,749,279             789,042              174,521              201,631


                     See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                                     Institutional Money Market Fund

                                                                             Investor Shares

                                                   Year            Year            Year            Year            Year
                                                   Ended           Ended           Ended           Ended           Ended
                                                   October 31,     October 31,     October 31,     October 31,     October 31,
                                                   2000            1999            1998            1997            1996<F2>
Net Asset Value, Beginning of Period               $    1.000      $    1.000      $    1.000      $  1.000        $  1.000

Investment Activities
  Net investment income                                 0.060           0.049           0.054         0.053           0.053

Distributions
  Net investment income                                (0.060)         (0.049)         (0.054)       (0.053)         (0.053)

Net Asset Value, End of Period                     $    1.000      $    1.000      $    1.000      $  1.000        $  1.000

Total Return                                             6.16%           5.03%           5.53%         5.46%           5.41%

Ratios/Supplemental Data:
Net Assets,
  End of Period (000)                              $1,313,929      $1,313,571      $1,068,521      $585,663        $671,575
Ratio of expenses to
  average net assets                                     0.30%           0.27%           0.27%         0.28%           0.27%
Ratio of net investment income
  to average net assets                                  5.96%           4.91%           5.38%         5.32%           5.27%
Ratio of expenses to
  average net assets<F1>                                 0.37%           0.41%           0.42%         0.48%           0.48%
Ratio of net investment income
  to average net assets<F1>                              5.89%           4.77%           5.23%         5.12%           5.06%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.



                     See notes to financial statements.


THE VICTORY PORTFOLIOS                          Financial Highlights--continued
(For a Share Outstanding Throughout Each Period)

                                                                     Institutional Money Market Fund

                                                                             Select Shares

                                                   Year            Year            Year            Year            Year
                                                   Ended           Ended           Ended           Ended           Ended
                                                   October 31,     October 31,     October 31,     October 31,     October 31,
                                                   2000            1999            1998            1997            1996<F2>

Net Asset Value, Beginning of Period               $    1.000      $    1.000      $  1.000        $  1.000        $  1.000

Investment Activities
  Net investment income                                 0.057           0.046         0.051           0.051           0.050

Distributions
  Net investment income                                (0.057)         (0.046)       (0.051)         (0.051)         (0.050)

Net Asset Value, End of Period                     $    1.000      $    1.000      $  1.000        $  1.000        $  1.000

Total Return                                             5.88%           4.72%         5.22%           5.17%           5.16%

Ratios/Supplemental Data:
Net Assets, End of Period (000)                    $2,864,926      $1,116,011      $572,033        $488,639        $373,090
Ratio of expenses to
  average net assets                                     0.56%           0.57%         0.56%           0.55%           0.52%
Ratio of net investment income
  to average net assets                                  5.80%           4.63%         5.09%           5.06%           4.97%
Ratio of expenses to
  average net assets<F1>                                 0.63%           0.71%         0.71%           0.75%           0.73%
Ratio of net investment income
  to average net assets<F1>                              5.73%           4.49%         4.94%           4.86%           4.77%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 1, 1996, the Fund redesignated Institutional Shares as
     Investor Shares and Service Shares as Select Shares.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights
(For a Share Outstanding Throughout Each Period)


                                                       Federal Money Market Fund

                            Investor                              Select
                            Shares                                Shares

                Year        Year        Period        Year        Year        Period
                Ended       Ended       Ended         Ended       Ended       Ended
                October 31, October 31, October 31,   October 31, October 31, October 31,   Fiscal Year Ended November 30,
                2000        1999        1998<F2>      2000        1999        1998<F2>      1997        1996        1995
Net Asset
  Value,
  Beginning of
  Period        $  1.000    $  1.000    $  1.000      $  1.000    $  1.000    $  1.000      $  1.000    $ 1.000     $ 1.000

Investment
  Activities
    Net
    investment
    income         0.058       0.047       0.048         0.055       0.045       0.031         0.048      0.047       0.051

Distributions
  Net
  investment
  income          (0.058)     (0.047)     (0.048)       (0.055)     (0.045)     (0.031)       (0.048)    (0.047)     (0.051)

Net Asset
  Value,
  End of Period $  1.000    $  1.000    $  1.000      $  1.000    $  1.000    $  1.000      $  1.000    $ 1.000     $ 1.000

Total Return        5.95%       4.82%       4.91%<F3>     5.69%       4.56%       3.14%<F3>     4.94%      4.65%       5.26%

Ratios/
  Supplementary
  Data:
Net Assets at
  end of period
  (000)         $865,366    $834,055    $717,972      $426,835    $283,625    $198,141      $243,499    $42,159     $21,848
Ratio of
  expenses to
  average net
  assets            0.30%       0.28%       0.27%<F4>     0.55%      0 .53%       0.43%<F4>     0.53%      0.64%       0.63%
Ratio of net
  investment
  income to
  average
  net assets        5.79%       4.72%       5.22%<F4>     5.61%       4.47%       5.06%<F4>     4.91%      4.59%       5.15%
Ratio of
  expenses to
  average net
  assets<F1>        0.43%       0.45%       0.48%<F4>     0.68%       0.71%       0.54%<F4>     0.90%      0.92%       0.91%
Ratio of net
  investment
  income to
  average
  net
  assets<F1>        5.66%       4.55%       5.01%<F4>     5.48%       4.29%       4.95%<F4>     4.54%      4.31%       4.90%


<F1> During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                         October 31, 2000

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust. The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest without a par value of $0.001. The Trust presently offers shares of 30 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholders service plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Funds' investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Funds record the transaction and reflect the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis do not earn income until settlement date.

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2000

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Fund pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by a corresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments. Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. There were no securities on loan as of October 31, 2000.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or other appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Key Asset Management Inc. ("the Adviser), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Fund. KeyTrust Company of Ohio, serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     Key and its affiliated brokerage and banking companies also serve as a Shareholder Servicing Agent for the Select Shares of each Fund. As such, Key and its affiliates provide support services to their clients who are shareholders, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing such services, Key and its affiliates may receive a fee of up to 0.25% of the average daily net assets of the Funds serviced.

     BISYS Fund Services (the "Administrator"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the administrator and distributor to the Funds. Certain officers of the Funds are affiliated with BISYS. Such officers receive no direct payments or fees from the Fund for serving as officers of the Funds.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.15% of the fund's average daily net assets of $300 million and less, 0.12% of the fund's average daily net assets between $300 million and $600 million and 0.10% of the fund's average daily net assets greater than $600 million. Under a Sub-Administration agreement, BISYS pays Key Asset Management Inc. a fee of up to 0.05% of the fund's average daily net assets to perform some of the administrative duties for the Funds.

                                  Continued

THE VICTORY PORTFOLIOS                                         October 31, 2000

     In addition, BISYS Fund Services Ohio, Inc., an affiliate of BISYS serves the Trust as Fund Accountant. The Trust pays a fee for these services based on a percentage of average daily net assets under the terms of its Fund Accounting Agreement.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the year ended October 31, 2000:



                                                                               Investment Advisory Fees         Administration Fees

                                                                               Maximum
                                                                               Percentage
                                                                               of Average        Voluntary      Voluntary
                                                                               Daily             Fee            Fee
                                                                               Net Assets        Reductions     Reductions
                                                                                                 (000)          (000)
     Institutional Money Market Fund ....................................      0.25%             $796           $1,728
     Federal Money Market Fund ..........................................      0.25%             $852           $  697


     The Trust and KeyCorp entered into an agreement (the "Put Agreement") dated August 13, 1999 which provided the Trust the right to require KeyCorp to purchase certain General American Life Insurance Company ("GALIC") securities held by the Institutional Money Market Fund on or before October 15, 1999. On August 23, 1999 and October 1, 1999, approximately $7 million and $63 million par value of GALIC securities, respectively, were sold by the Institutional Money Market Fund at par in connection with the terms of the acquisition of GALIC by an unaffiliated external party. Accordingly, the Put Agreement expired on October 15, 1999 without any transactions described therein having been exercised.

4.   Capital Share Transactions:

     Transactions in capital shares were as follows (amounts in thousands):



                                                     Institutional Money Market Fund                Federal Money Market Fund

                                                     Year                 Year                   Year                Year
                                                     Ended                Ended                  Ended               Ended
                                                     October 31,          October 31,            October 31,         October 31,
                                                     2000                 1999                   2000                1999

     Capital Share Transactions:
     Investor Shares:
     Issued ......................................     5,524,423           4,336,459              3,704,085           3,339,377
     Reinvested ..................................        24,308              19,944                 42,171              31,417
     Redeemed ....................................    (5,548,371)         (4,111,344)            (3,714,946)         (3,254,666)

     Total .......................................           360             245,059                 31,310             116,128

     Select Shares:
     Issued ......................................    15,973,490           5,370,734              1,690,687           1,234,442
     Reinvested ..................................       122,759              35,311                 20,341              11,518
     Redeemed ....................................   (14,347,330)         (4,862,062)            (1,567,817)         (1,160,457)

     Total .......................................     1,748,919             543,983                143,211              85,503


5.   Federal Income Tax (unaudited):

     As of October 31, 2000, for federal income tax purposes, the following funds have capital loss carryforwards available to offset future capital gains, if any (amounts in thousands):

                                                            Amount       Expires

     Institutional Money Market Fund....................     $14          2007
     Federal Money Market Fund..........................      63          2007

                      REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees of The Victory Portfolios:

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Money Market Fund and the Federal Money Market Fund (two of the Funds constituting The Victory Portfolios) (hereafter referred to as the Funds) at October 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and verification by examination of securities at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Columbus, Ohio
December 14, 2000

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The Victory Funds
127 Public Square
OH-01-27-1612
Cleveland, Ohio 44114

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Victory Funds
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Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

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